CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands	3 Months Ended
Apr. 10, 2018 USD ($) $ / shares shares
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor
Operating Revenues:
Operating Revenues	$ 197,452
Operating Expenses:
Aircraft Fuel	45,790
Salaries, Wages, and Benefits	36,964
Aircraft Rent	28,329
Maintenance	9,508
Sales and Marketing	10,854
Depreciation and Amortization	2,526
Ground Handling	8,619
Landing Fees and Airport Rent	10,481
Special Items, net	271
Other Operating, net	17,994
Total Operating Expenses	171,336
Operating Income	26,116
Non-operating Income (Expense):
Interest Income	96
Interest Expense	(339)
Other, net	37
Total Non-operating Expense, net	(206)
Income before Income Tax	25,910
Net Income	$ 25,910
Net Income / (Loss) per share to common stockholders:
Basic earnings per share | $ / shares	$ 0.26
Diluted earnings per share | $ / shares	$ 0.26
Shares used for computation:
Weighted Average Common Shares Outstanding - Basic | shares	100,000,000
Weighted Average Common Shares Outstanding - Diluted | shares	100,000,000
Pro Forma
Non-operating Income (Expense):
Income Tax Expense / (Benefit)	$ 6,036
Net Income	$ 19,874
Net Income / (Loss) per share to common stockholders:
Pro Forma Net Income per share-Basic | $ / shares	$ 0.20
Pro Forma Net Income per share-Diluted | $ / shares	$ 0.20
Shares used for computation:
Pro Forma shares used for computation-Basic | shares	100,000,000
Pro Forma shares used for computation-Diluted | shares	100,000,000
Passenger
Operating Revenues:
Operating Revenues	$ 172,897
Other
Operating Revenues:
Operating Revenues	$ 24,555